Significant Accounting Policies (Details) - Schedule of Amortization Periods of the Right-of-Use Assets	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies (Details) - Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Land and Buildings	3 years
Motor vehicles	3 years
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Land and Buildings	2 years
Motor vehicles	2 years
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Land and Buildings	23 years
Motor vehicles	3 years